COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) - Rental lease payments [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 2,364
2018	2,067
2019	96
Total	$ 4,527